Earnings Per Share (Tables)	12 Months Ended
Jul. 02, 2011
Earnings Per Share
Reconciliation Between Net Income (Loss) Per Share - Basic And Diluted

In millions except earnings per share	2011	2010	2009
Income from continuing operations attributable to Sara Lee	$338	$582	$184
Income (loss) from discontinued operations attributable to Sara Lee	213	(160)	180
Gain on sale of discontinued operations	736	84	–
Net income attributable to Sara Lee	$1,287	$506	$364
Average shares outstanding – basic	621	688	701
Dilutive effect of stock compensation	4	3	2
Diluted shares outstanding	625	691	703
Income (loss) per common share – Basic
Income from continuing operations	$0.54	$0.85	$0.26
Income from discontinued operations	1.53	(0.11)	0.26
Net income	$2.07	$0.74	$0.52
Income (loss) per common share – Diluted
Income from continuing operations	$0.54	$0.84	$0.26
Income from discontinued operations	1.52	(0.11)	0.26
Net income	$2.06	$0.73	$0.52